Quarterly Holdings Report
for
Fidelity® Value Discovery Fund
April 30, 2025
FVD-NPRT3-0625
1.800366.121
Common Stocks - 97.3%
	Shares	Value ($)
CANADA - 2.5%
Consumer Staples - 0.4%
Consumer Staples Distribution & Retail - 0.4%
Alimentation Couche-Tard Inc	237,300	12,386,557
Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Canadian Natural Resources Ltd (United States)	556,200	15,957,378
Imperial Oil Ltd (United States) (a)	252,000	16,979,760
Parex Resources Inc (a)	697,708	5,617,698
Parkland Corp	140,100	3,529,431
		42,084,267
Materials - 0.6%
Chemicals - 0.6%
Nutrien Ltd (United States)	296,700	16,926,735
TOTAL CANADA		71,397,559
FRANCE - 0.2%
Information Technology - 0.2%
IT Services - 0.2%
Capgemini SE	40,636	6,487,632
GERMANY - 0.6%
Health Care - 0.6%
Biotechnology - 0.6%
BioNTech SE ADR (b)	171,600	17,872,140
SWEDEN - 0.1%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Autoliv Inc	33,800	3,151,174
UNITED KINGDOM - 4.6%
Consumer Discretionary - 0.2%
Household Durables - 0.2%
Berkeley Group Holdings PLC	119,454	6,658,760
Consumer Staples - 1.0%
Beverages - 1.0%
Coca-Cola Europacific Partners PLC	184,539	16,745,069
Diageo PLC	433,000	12,158,810
		28,903,879
Health Care - 1.9%
Pharmaceuticals - 1.9%
Astrazeneca PLC ADR	765,814	54,977,788
Utilities - 1.5%
Multi-Utilities - 1.5%
National Grid PLC	3,019,366	43,581,842
TOTAL UNITED KINGDOM		134,122,269
UNITED STATES - 89.3%
Communication Services - 3.0%
Entertainment - 0.8%
Walt Disney Co/The	267,900	24,365,505
Interactive Media & Services - 0.7%
Alphabet Inc Class A	125,900	19,992,920
Media - 1.5%
Comcast Corp Class A	1,234,430	42,217,506
TOTAL COMMUNICATION SERVICES		86,575,931

Consumer Discretionary - 4.5%
Diversified Consumer Services - 1.3%
H&R Block Inc	639,462	38,604,321
Specialty Retail - 2.8%
Lowe's Cos Inc	108,200	24,189,192
Murphy USA Inc	20,800	10,370,256
Ross Stores Inc	207,340	28,820,260
Ulta Beauty Inc (b)	45,400	17,962,056
		81,341,764
Textiles, Apparel & Luxury Goods - 0.4%
Tapestry Inc	161,500	11,409,975
TOTAL CONSUMER DISCRETIONARY		131,356,060

Consumer Staples - 10.5%
Beverages - 2.5%
Coca-Cola Co/The	359,900	26,110,745
Keurig Dr Pepper Inc	1,343,700	46,478,583
		72,589,328
Consumer Staples Distribution & Retail - 2.7%
BJ's Wholesale Club Holdings Inc (b)	219,900	25,851,444
Target Corp	98,800	9,553,960
US Foods Holding Corp (b)	487,760	32,026,322
Walgreens Boots Alliance Inc	935,400	10,261,338
		77,693,064
Food Products - 1.7%
JM Smucker Co	107,200	12,464,144
Mondelez International Inc	362,661	24,708,094
Tyson Foods Inc Class A	179,229	10,975,984
		48,148,222
Household Products - 1.5%
Procter & Gamble Co/The	276,634	44,972,389
Personal Care Products - 2.1%
Kenvue Inc	2,600,304	61,367,174
TOTAL CONSUMER STAPLES		304,770,177

Energy - 7.0%
Oil, Gas & Consumable Fuels - 7.0%
ConocoPhillips	317,700	28,313,424
Exxon Mobil Corp	1,086,941	114,813,578
Shell PLC ADR	951,100	61,326,928
		204,453,930
Financials - 26.0%
Banks - 10.2%
Bank of America Corp	1,751,290	69,841,445
Cullen/Frost Bankers Inc	63,891	7,441,385
JPMorgan Chase & Co	300,970	73,623,281
M&T Bank Corp	153,477	26,054,256
PNC Financial Services Group Inc/The	222,096	35,688,606
US Bancorp	561,200	22,638,808
Wells Fargo & Co	864,589	61,394,465
		296,682,246
Capital Markets - 2.3%
Bank of New York Mellon Corp/The	131,300	10,557,833
Blackrock Inc	24,383	22,292,402
Northern Trust Corp	322,924	30,348,398
State Street Corp	33,600	2,960,159
		66,158,792
Consumer Finance - 0.9%
Capital One Financial Corp	144,900	26,119,674
Financial Services - 4.6%
Berkshire Hathaway Inc Class B (b)	211,292	112,671,459
Visa Inc Class A	61,500	21,248,250
		133,919,709
Insurance - 7.4%
Chubb Ltd	297,846	85,207,784
Hartford Insurance Group Inc/The	85,900	10,537,353
The Travelers Companies, Inc.	328,606	86,794,703
Willis Towers Watson PLC	110,799	34,103,932
		216,643,772
Mortgage Real Estate Investment Trusts (REITs) - 0.6%
AGNC Investment Corp (a)	1,121,700	9,904,611
Annaly Capital Management Inc	473,000	9,270,800
		19,175,411
TOTAL FINANCIALS		758,699,604

Health Care - 14.2%
Biotechnology - 1.5%
Gilead Sciences Inc	405,100	43,159,354
Health Care Providers & Services - 8.9%
Centene Corp (b)	1,109,990	66,432,902
Cigna Group/The	263,591	89,631,484
CVS Health Corp	660,900	44,088,638
UnitedHealth Group Inc	146,720	60,366,477
		260,519,501
Pharmaceuticals - 3.8%
Elanco Animal Health Inc (b)	1,377,100	13,054,908
GSK PLC ADR (a)	1,091,900	43,512,215
Haleon PLC	5,409,600	27,220,398
Merck & Co Inc	315,400	26,872,080
		110,659,601
TOTAL HEALTH CARE		414,338,456

Industrials - 11.3%
Aerospace & Defense - 2.4%
L3Harris Technologies Inc	67,926	14,945,079
Lockheed Martin Corp	58,185	27,797,884
Northrop Grumman Corp	42,664	20,756,036
Textron Inc	80,800	5,685,895
		69,184,894
Air Freight & Logistics - 0.5%
CH Robinson Worldwide Inc	113,400	10,117,548
United Parcel Service Inc Class B	61,500	5,860,950
		15,978,498
Building Products - 1.1%
Builders FirstSource Inc (b)	70,100	8,386,063
Johnson Controls International plc	274,500	23,030,550
		31,416,613
Electrical Equipment - 0.5%
GE Vernova Inc	6,500	2,410,330
Regal Rexnord Corp	104,306	11,039,747
		13,450,077
Ground Transportation - 1.2%
CSX Corp	598,100	16,788,667
Norfolk Southern Corp	78,800	17,655,140
		34,443,807
Industrial Conglomerates - 0.6%
3M Co	120,700	16,766,437
Machinery - 4.0%
Allison Transmission Holdings Inc	82,000	7,563,680
Cummins Inc	11,000	3,232,240
Deere & Co	123,600	57,296,016
Dover Corp	80,800	13,788,520
Pentair PLC	268,255	24,338,776
Westinghouse Air Brake Technologies Corp	61,900	11,435,406
		117,654,638
Professional Services - 0.4%
Maximus Inc	182,611	12,227,633
Trading Companies & Distributors - 0.6%
Ferguson Enterprises Inc	104,200	17,678,572
TOTAL INDUSTRIALS		328,801,169

Information Technology - 5.5%
Communications Equipment - 2.2%
Cisco Systems Inc	1,114,856	64,360,637
IT Services - 1.5%
Amdocs Ltd	327,804	29,036,878
Cognizant Technology Solutions Corp Class A	190,115	13,986,761
		43,023,639
Semiconductors & Semiconductor Equipment - 0.4%
Micron Technology Inc	137,700	10,596,015
Software - 1.2%
Gen Digital Inc	1,367,082	35,366,411
Technology Hardware, Storage & Peripherals - 0.2%
Western Digital Corp (b)	144,300	6,328,998
TOTAL INFORMATION TECHNOLOGY		159,675,700

Materials - 2.0%
Chemicals - 0.2%
AdvanSix Inc	33,500	717,570
CF Industries Holdings Inc	102,600	8,040,762
		8,758,332
Construction Materials - 0.9%
CRH PLC	269,600	25,725,232
Containers & Packaging - 0.9%
Crown Holdings Inc	199,800	19,246,734
Silgan Holdings Inc	109,400	5,650,510
		24,897,244
TOTAL MATERIALS		59,380,808

Real Estate - 1.5%
Retail REITs - 0.4%
Simon Property Group Inc	74,100	11,661,858
Specialized REITs - 1.1%
Crown Castle Inc	186,100	19,681,936
Lamar Advertising Co Class A	64,200	7,306,602
Outfront Media Inc	325,445	4,923,983
		31,912,521
TOTAL REAL ESTATE		43,574,379

Utilities - 3.8%
Electric Utilities - 3.3%
Edison International	290,933	15,567,825
Eversource Energy	276,700	16,458,116
FirstEnergy Corp	385,200	16,517,376
PG&E Corp	2,647,903	43,743,358
Southern Co/The	52,846	4,856,018
		97,142,693
Gas Utilities - 0.3%
UGI Corp	267,200	8,761,488
Multi-Utilities - 0.2%
Sempra	68,900	5,117,203
TOTAL UTILITIES		111,021,384

TOTAL UNITED STATES		2,602,647,598
TOTAL COMMON STOCKS (Cost $2,260,694,412)		2,835,678,372

Non-Convertible Preferred Stocks - 0.6%
	Shares	Value ($)
KOREA (SOUTH) - 0.6%
Information Technology - 0.6%
Technology Hardware, Storage & Peripherals - 0.6%
Samsung Electronics Co Ltd (Cost $19,637,848)	526,473	17,343,592

Money Market Funds - 2.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.33	56,514,339	56,525,642
Fidelity Securities Lending Cash Central Fund (c)(d)	4.33	21,072,218	21,074,325
TOTAL MONEY MARKET FUNDS (Cost $77,599,967)			77,599,967

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $2,357,932,227)	2,930,621,931
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(17,183,634)
NET ASSETS - 100.0%	2,913,438,297

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	45,154,558	448,677,396	437,306,312	1,594,485	-	-	56,525,642	56,514,339	0.1%
Fidelity Securities Lending Cash Central Fund	1,860,000	254,507,251	235,292,926	29,930	-	-	21,074,325	21,072,218	0.1%
Total	47,014,558	703,184,647	672,599,238	1,624,415	-	-	77,599,967

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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